1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

           In January 2014, the FASB issued ASU 2014-04, "Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure".  This update amends ASC Topic 310-40 and clarifies that an "in substance repossession or foreclosure" has occurred upon the creditor obtaining either legal title to the property upon completion of foreclosure, or the borrower conveying all interest in the property through completion of a deed in lieu of foreclosure.  Upon occurrence, the creditor derecognizes the loan receivable and recognizes the collateralized real estate property.  The amendments in the ASU are effective for the Company for interim and annual periods beginning after December 15, 2014.    The adoption of this standard is not expected to have a material impact on The Company's consolidated financial statements, results of operations or liquidity.

           In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers."  This update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments are effective for interim and annual periods beginning January 1, 2017 and must be applied retrospectively.  The Company in in the process of evaluating the expected impact of the ASU's adoption on the Company's consolidated financial statements.